Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Revenue

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	For the Six Months Ended March 31,
	2026	2025
Revenues	$24,538,488	$29,378,727
Cost of sales	(21,649,978)	(25,296,467)
Gross profit	2,888,510	4,082,260
Selling expense	1,237,886	1,328,196
General and administrative expense	2,225,965	2,336,235
Research and development expense	819,039	1,067,887
Foreign currency transaction losses (gains)	190,479	(235,965)
(Loss) from operations	(1,584,859)	(414,093)
Other income (expenses), net	277,595	479,623
(Loss)/Income before income taxes	(1,307,264)	65,530
Income tax benefit/(provision)	201,535	85,255
Net (loss) income	$(1,105,729)	$150,785
	For the Six Months Ended March 31,
	2026	2025
Revenue
Sales	$24,074,877	$29,073,339
Production service revenue	463,611	305,388
Total revenue	$24,538,488	$29,378,727

Schedule of Revenues by Geographic Areas

The following table presents revenues by geographic areas for the six months ended March 31, 2026:

	March 31, 2026
	Sales Amount (In USD)	As % of Sales
Top 5 geographic areas:
China	$22,586,603	92.05%
USA	1,407,618	5.74%
South Korea	198,260	0.81%
The United Mexican States	173,006	0.71%
Algeria	93,079	0.38%
Other foreign countries	79,922	0.31%

The following table presents revenues by geographic areas for the six months ended March 31, 2025.

	March 31, 2025
	Sales Amount (In USD)	As % of Sales
Top 5 geographic areas:
China	$21,758,925	74.06%
USA	5,903,553	20.09%
India	727,821	2.48%
Singapore	324,146	1.10%
Australia	308,046	1.05%
Other foreign countries	356,236	1.21%